Significant Accounting Policies - Standards and amendments not yet adopted (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations
Assets	$ 5,174,807	$ 4,634,891
(Accumulated deficit)/retained earnings	12,614	$ (5,980)
Increase (decrease) due to application of IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations
Assets	7,210
(Accumulated deficit)/retained earnings	300
Liabilities	$ 6,910